T. ROWE PRICE Retirement 2005 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 56 .2%
T. Rowe Price Funds:
New Income Fund  234,204 3,564 8,682 23,611,441 232,337
Limited Duration Inflation
Focused Bond Fund  236,760 2,414 14,919 41,478,184 227,300
International Bond Fund (USD
Hedged)  79,794 1,245 3,052 7,680,839 78,345
Emerging Markets Bond Fund  60,147 1,390 2,786 5,190,125 59,375
High Yield Fund  54,442 1,303 1,957 8,070,317 54,232
Dynamic Global Bond Fund  54,704 2,083 1,734 5,439,576 53,417
Floating Rate Fund  28,274 1,076 891 2,974,699 28,408
U.S. Treasury Long-Term Index
Fund  19,022 942 1,114 1,729,095 20,421
Total Bond Mutual Funds (Cost $ 715,495 ) 753,835
EQUITY MUTUAL FUNDS 40 .4%
T. Rowe Price Funds:
Equity Index 500 Fund  160,895 2,750 14,027 997,315 119,369
Value Fund  57,467 30,598 1,885 1,716,976 88,441
Growth Stock Fund (3) 52,528 16,532 1,783 625,472 73,768
International Value Equity Fund  45,987 462 1,356 2,743,318 44,250
Overseas Stock Fund  43,077 429 1,413 3,064,640 41,434
International Stock Fund  40,958 397 1,932 1,684,051 38,312
Mid-Cap Growth Fund  21,207 206 487 171,032 22,313
Mid-Cap Value Fund  23,558 219 1,767 583,874 20,325
Emerging Markets Stock Fund  22,242 217 787 369,788 19,954
Real Assets Fund  15,197 149 473 1,000,766 14,851
Small-Cap Stock Fund  14,483 146 334 197,853 14,762
Small-Cap Value Fund  14,706 140 364 229,710 14,747
New Horizons Fund (3) 11,347 111 231 131,457 12,837
Emerging Markets Discovery
Stock Fund  8,558 2,863 271 680,067 10,970
U.S. Large-Cap Core Fund  5,449 93 158 154,602 5,757
Total Equity Mutual Funds (Cost $ 294,400 ) 542,090

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 37,098 14,158 6,054 45,202,368 45,202
Total Short-Term Investments (Cost $ 45,202 ) 45,202
Total Investments in Securities 100.0%
(Cost $1,055,097) $ 1,341,127
Other Assets Less Liabilities (0.0)% (619)
Net Assets 100.0% $ 1,340,508
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $3,500 and $3,620, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 18 $ (1,636) $ 486
Emerging Markets Bond Fund  (102) 624 790
Emerging Markets Discovery Stock Fund  8 (180) —
Emerging Markets Stock Fund  586 (1,718) —
Equity Index 500 Fund  41,485 (30,249) 562
Floating Rate Fund  (8) (51) 326
Growth Stock Fund  209 6,491 —
High Yield Fund  43 444 753
International Bond Fund (USD Hedged)  29 358 399
International Stock Fund  1,263 (1,111) —
International Value Equity Fund  324 (843) —
Limited Duration Inflation Focused Bond Fund  402 3,045 —
Mid-Cap Growth Fund  262 1,387 —
Mid-Cap Value Fund  728 (1,685) —
New Horizons Fund  171 1,610 —
New Income Fund  103 3,251 1,150
Overseas Stock Fund  648 (659) —
Real Assets Fund  70 (22) —
Small-Cap Stock Fund  198 467 —
Small-Cap Value Fund  146 265 —
U.S. Large-Cap Core Fund  25 373 —
U.S. Treasury Long-Term Index Fund  (232) 1,571 100
Value Fund  368 2,261 —
U.S. Treasury Money Fund, 0.06% — — 6
Affiliates not held at period end — — —
Totals $ 46,744 # $ (16,007) $ 4,572 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,572 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2005 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F155-054Q1 08/21